Income from operations - Employee benefit expenses (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income from operations [Abstract]
Wages and salaries	[1]	€ 5,372	€ 5,251	€ 4,849
Post-employment benefits costs		427	379	351
Social security contributions		580	564	524
Voluntary social security contributions		112	112	103
Employee benefits expense		€ 6,490	€ 6,307	€ 5,827

[1]	Salaries and wages includes EUR 121 million (2019: EUR 105 million, 2018: EUR 102 million) of share-based compensation expenses.